Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Schedule of Lease Cost
	Year ended December 31,
	2024	2023
Lease cost:
Operating lease costs
Other than related parties	$269,915	$352,911
Related parties	524,599	483,592
Total	794,514	836,503

Short-term lease cost
Other than related parties	39,145	35,749
Related parties	-	-
Total	39,145	35,749

Variable lease cost
Other than related parties	9,893	27,917
Related parties	-	-
Total	9,893	27,917

Total lease cost	$843,552	$900,169

	Year Ended December 31,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities
Operating lease costs
Other than related parties	$269,915	$354,691
Related parties	-	-
Total	$269,915	$354,691

Weight-average remaining lease term-operating leases
Other than related parties	0.4 years	1.3 years
Related Parties	- years	0.2 years
Aggregate	0.4 years	1.2 years
	`
Weight-average discount rate-operating leases
Other than related parties	1.79%	1.79%
Related Parties	N/A	10.00%
Aggregate	1.79%	3.07%

Schedule of Operating Lease Liabilities	As of December 31, 2024, the maturities of the Company’s operating lease liabilities were as follows:
Year	Other than related parties	Related Parties	Total

2025	121,579	-	121,579
Total lease payments	121,579	-	121,579
Less: imputed interest	(272)	-	(272)
Present values of lease liabilities	$121,579	$-	$121,579

Operating lease liabilities current	121,579	-	121,579
Operating lease liabilities noncurrent	-	-	-
	$121,579	$-	$121,579